Commitments (Tables)	12 Months Ended
Feb. 28, 2018
Commitments and Contingencies Disclosure [Abstract]
Schedule of Future Minimum Rental Payments for Operating Leases	The minimum amounts due over the remaining terms of that agreement is as follows:

2019	$123,073
2020	20,512

Total future minimum payments	$143,585